Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.050% Senior Notes due 2029
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 56,550.00
Rule 457(f)	true
Amount of Securities Received | shares	650,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 650,000,000.00
Fee Note MAOP	$ 650,000,000.00
Offering Note	Note 1.a. Represents the aggregate principal amount of the notes to be offered in the exchange offer to which the registration statement relates. Note 1.b. Calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2031
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 56,550.00
Rule 457(f)	true
Amount of Securities Received | shares	650,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 650,000,000.00
Fee Note MAOP	$ 650,000,000.00
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	6.050% Senior Notes due 2036
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 60,900.00
Rule 457(f)	true
Amount of Securities Received | shares	700,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 700,000,000.00
Fee Note MAOP	$ 700,000,000.00
Offering Note	See Offering Notes 1.a. and 1.b.